Annual Fund Operating Expenses	Apr. 30, 2026
TFA Tactical Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Component1 Other Expenses	0.15%	[1]
Other Expenses (as a percentage of Assets):	1.07%
Acquired Fund Fees and Expenses	0.44%	[2]
Expenses (as a percentage of Assets)	2.96%
Fee Waiver or Reimbursement	(0.38%)	[2],[3]
Net Expenses (as a percentage of Assets)	2.58%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Tactical Allocation Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Component1 Other Expenses	0.15%	[4]
Other Expenses (as a percentage of Assets):	0.87%
Acquired Fund Fees and Expenses	0.44%	[5]
Expenses (as a percentage of Assets)	2.76%	[5]
Fee Waiver or Reimbursement	(0.18%)	[5],[6]
Net Expenses (as a percentage of Assets)	2.58%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
TFA Quantitative Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Component1 Other Expenses	0.15%	[7]
Other Expenses (as a percentage of Assets):	0.53%
Acquired Fund Fees and Expenses	0.53%	[8]
Expenses (as a percentage of Assets)	2.51%
TFA AlphaGen Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Component1 Other Expenses	0.15%	[9]
Other Expenses (as a percentage of Assets):	0.66%
Acquired Fund Fees and Expenses	0.28%	[10]
Expenses (as a percentage of Assets)	2.39%

[1]	The Fund has implemented a Shareholder Services Plan on behalf of its Class I Shares that allows it to make payments of up to 0.15% to financial intermediaries and other service providers in return for shareholder servicing and maintenance of shareholder accounts.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	Tactical Fund Advisors, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2027, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days’ written notice to the Fund’s Adviser.
[4]	The Fund has implemented a Shareholder Services Plan on behalf of its I Shares that allows it to make payments of up to 0.15% to financial intermediaries and other service providers in return for shareholder servicing and maintenance of shareholder accounts.
[5]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[6]	Tactical Fund Advisors, LLC (the “Adviser”) has contractually agreed to reduce its fees and to reimburse expenses, at least through April 30, 2027, to ensure that total annual Fund operating expenses after fee waivers and reimbursements (exclusive of any front-end or contingent deferred loads, interest, borrowing expenses, shareholder service fees pursuant to a Shareholder Service Plan, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) will not exceed 1.99% of the Fund’s average daily net assets. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days’ written notice to the Fund’s Adviser.
[7]	The Fund has implemented a Shareholder Services Plan on behalf of its I Shares that allows it to make payments of up to 0.15% to financial intermediaries and other service providers in return for shareholder servicing and maintenance of shareholder accounts.
[8]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[9]	The Fund has implemented a Shareholder Services Plan on behalf of its I Shares that allows it to pay up to 0.15% to financial intermediaries and other service providers in return for shareholder servicing and account maintenance.
[10]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.